Events occurring after the balance sheet date	6 Months Ended
Jun. 30, 2020
Events occurring after the balance sheet date
Events occurring after the balance sheet date

11.    Events occurring after the balance sheet date

On July 8, 2020 the Company announced that it will hold its 2020 Annual General Meeting ("AGM") on August 27, 2020. The AGM was postponed from its originally scheduled date of May 19, 2020 due to COVID-19 and will be held as a virtual event given the uncertainty regarding restrictions on large public events in Germany. The proposed dividend by the General Partner and the Supervisory Board, which has also been delayed as a result of the postponement of the AGM, remains unchanged at €1.20 per share. The invitation and agenda for the AGM were published in the German Federal Gazette with a convenience translation subsequently posted on the Company's website at www.freseniusmedicalcare.com/en/agm.

The bonds issued by Fresenius Medical Care US Finance II, Inc. in the amount of $500,000, originally due on October 15, 2020, were redeemed prior to maturity on July 17, 2020.

No further significant activities have taken place subsequent to the balance sheet date June 30, 2020 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.